Commitments, Guarantees, and Contingencies - Summary of Future Payment Commitments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014 hour	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2015
Operating Leases
2022			$ 92
2023			70
2024			56
2025			42
2026			35
2027 & beyond			90
Total lease payments			385
Commitments, 2022			2,627
Commitments, 2023			2,005
Commitments, 2024			1,628
Commitments, 2025			1,406
Commitments, 2026			1,223
Commitments, 2027 and beyond			5,016
Commitments			13,905
Service agreement payable			147
Service agreement payable in five years			48
Undiscounted cash flows			41
Environmental
Other Commitment, Fiscal Year Maturity [Abstract]
2022			13
2023			2
2024			1
2025			1
2026			1
2026			0
Total			18
Capital projects
Other Commitment, Fiscal Year Maturity [Abstract]
2022			3
2023			0
2024			0
2025			0
2026			0
2026			0
Total			3
Post Acquisition Contingent Payments
Other Commitment, Fiscal Year Maturity [Abstract]
2022			16
2023			0
2024			0
2025			0
2026			0
2026			0
Total			16
Operating Leases
Contingent payments			16
Merger commitments
Other Commitment, Fiscal Year Maturity [Abstract]
2022			2
2023			2
2024			2
2025			1
2026			1
2026			1
Total			9
Operating Leases
Cumulative expenses incurred but not yet paid				$ 7
Natural Gas
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022			1,128
2023			900
2024			799
2025			760
2026			719
2027 & beyond			3,400
Total			7,706
Pipeline and storage services
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022			450
2023			400
2024			339
2025			310
2026			271
2027 & beyond			893
Total			2,663
Propane
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022			436
2023			342
2024			252
2025			199
2026			139
2027 & beyond			267
Total			1,635
Electricity purchase
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022			425
2023			243
2024			121
2025			39
2026			4
2027 & beyond			0
Total			832
Operating Lease Contracts
Operating Leases
2022			92
2023			73
2024			83
2025			69
2026			62
2027 & beyond			196
Total lease payments			575
Undiscounted cash flows				150
Service agreements
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022			49
2023			42
2024			31
2025			27
2026			26
2027 & beyond			259
Total			434
Operating Leases
Service agreement term, (EOH/CT) | hour		124,000
Service agreement term		25 years
Service agreement payment period	12 years
Service agreements | Ridley Terminals Inc.
Operating Leases
Lease term (years)					20 years
Crude Oil and Condensate Purchase
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022			13
2023			1
2024			0
2025			0
2026			0
2027 & beyond			0
Total			$ 14
Electricity, renewable energy credits
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total				$ 48